UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  535 Madison Avenue, 37th Floor
          New York, New York 10022

13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Rettie
Title:    Chief Accounting Officer
Phone:    (212) 396-8742


Signature, Place and Date of Signing:


/s/ Robert Rettie            New York, New York             February 12, 2010
--------------------         ------------------           --------------------
     [Signature]             [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      57

Form 13F Information Table Value Total:     $413,348
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number    Name
None


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COL 6   COL 7            COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVSMT  OTHR        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (X$1000)  PRN AMT   PRN CALL  DSCRTN  MGRS     SOLE     SHARED    NONE
3COM CORP                     COM                885535104  16,334    2,177,871 SH        SOLE    NONE  2,177,871
AFFILIATED COMPUTER SERVICES  CL A               008190100   5,782       96,860 SH        SOLE    NONE     96,860
AIRVANA INC                   COM                00950V101     451       59,389 SH        SOLE    NONE     59,389
AMERICAN EAGLE OUTFITTERS NE  COM                02553E106   8,490      500,000 SH        SOLE    NONE    500,000
AMERICREDIT CORP              COM                03060R101     952       50,000 SH  CALL  SOLE    NONE     50,000
ANADIGICS INC                 COM                032515108   4,494    1,065,000 SH        SOLE    NONE  1,065,000
BJ SVCS CO                    COM                055482103   9,861      530,180 SH        SOLE    NONE    530,180
BLACK & DECKER CORP           COM                091797100  16,559      255,416 SH        SOLE    NONE    255,416
BLOCKBUSTER INC               CL A               093679108      67      100,000 SH  CALL  SOLE    NONE    100,000
BPW ACQUISITION CORP          COM                055637102   8,070      766,400 SH        SOLE    NONE    766,400
BRINKER INTL INC              COM                109641100   8,952      600,000 SH        SOLE    NONE    600,000
BURLINGTON NORTHN SANTA FE C  COM                12189T104  43,066      436,691 SH        SOLE    NONE    436,691
CADBURY PLC                   SPONS ADR          12721E102   2,863       55,720 SH        SOLE    NONE     55,720
CEDAR FAIR L P                DEPOSITRY UNIT     150185106     228       20,000 SH  CALL  SOLE    NONE     20,000
CF INDS HLDGS INC             COM                125269100  10,498      115,645 SH        SOLE    NONE    115,645
CITIGROUP INC                 COM                172967101     166       50,000 SH        SOLE    NONE     50,000
CITIGROUP INC                 COM                172967101     331      100,000 SH  PUT   SOLE    NONE    100,000
CITIGROUP INC                 COM                172967101     497      150,000 SH  CALL  SOLE    NONE    150,000
DIAMONDS TR                   UNIT SER 1         252787106   8,326       80,000 SH  PUT   SOLE    NONE     80,000
DRESS BARN INC                COM                261570105  18,472      800,000 SH        SOLE    NONE    800,000
E TRADE FINANCIAL CORP        COM                269246104     657      373,225 SH        SOLE    NONE    373,225
E TRADE FINANCIAL CORP        COM                269246104     352      200,000 SH  CALL  SOLE    NONE    200,000
E TRADE FINANCIAL CORP        COM                269246104     528      300,000 SH  PUT   SOLE    NONE    300,000
ENCORE ACQUISITION CO         COM                29255W100  15,037      313,136 SH        SOLE    NONE    313,136
FGX INTERNATIONAL HLDGS LTD   ORD SHS            G3396L102   7,899      403,213 SH        SOLE    NONE    403,213
FINISH LINE INC               CL A               317923100   4,116      328,000 SH        SOLE    NONE    328,000
FOCUS MEDIA HLDG LTD          SPONSORED ADR      34415V109     793       50,000 SH        SOLE    NONE     50,000
FOOT LOCKER INC               COM                344849104  14,092    1,265,000 SH        SOLE    NONE  1,265,000
HAWAIIAN HOLDINGS INC         COM                419879101   1,050      150,000 SH        SOLE    NONE    150,000
HOME DEPOT INC                COM                437076102   2,025       70,000 SH  PUT   SOLE    NONE     70,000
IMS HEALTH INC                COM                449934108  16,813      798,348 SH        SOLE    NONE    798,348
INTERNATIONAL ROYALTY CORP    COM                460277106   9,042    1,262,056 SH        SOLE    NONE  1,262,056
KKR FINANCIAL HLDGS LLC       COM                48248A306     870      150,000 SH        SOLE    NONE    150,000
KKR FINANCIAL HLDGS LLC       COM                48248A306     870      150,000 SH  CALL  SOLE    NONE    150,000
LIBERTY ACQUISITION HLDGS CO  COM                53015Y107  19,704    2,037,638 SH        SOLE    NONE  2,037,638
LIZ CLAIBORNE INC             COM                539320101   3,519      625,000 SH        SOLE    NONE    625,000
MGM MIRAGE                    COM                552953101     684       75,000 SH  PUT   SOLE    NONE     75,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT      678002106  12,954      425,000 SH  CALL  SOLE    NONE    425,000
OMNIVISION TECHNOLOGIES INC   COM                682128103   5,227      360,000 SH        SOLE    NONE    360,000
OPENWAVE SYS INC              COM NEW            683718308   2,278      999,000 SH        SOLE    NONE    999,000
PEPSI BOTTLING GROUP INC      COM                713409100  10,857      289,533 SH        SOLE    NONE    289,533
PEPSIAMERICAS INC             COM                71343P200   1,975       67,498 SH        SOLE    NONE     67,498
PROLOGIS                      SH BEN INT         743410102     685       50,000 SH        SOLE    NONE     50,000
PROLOGIS                      SH BEN INT         743410102   2,054      150,000 SH  CALL  SOLE    NONE    150,000
PROSHARES TR II               ULTRASHRT EURO     74347W882     521       27,840 SH        SOLE    NONE     27,840
SPDR TR                       UNIT SER 1         78462F103  42,347      380,000 SH  PUT   SOLE    NONE    380,000
SLM CORP                      COM                78442P106     225       20,000 SH        SOLE    NONE     20,000
SLM CORP                      COM                78442P106   1,353      120,000 SH  PUT   SOLE    NONE    120,000
SUN MICROSYSTEMS INC          COM NEW            866810203  24,835    2,650,495 SH        SOLE    NONE  2,650,495
SWITCH & DATA FACILITIES COM  COM                871043105   1,875       92,755 SH        SOLE    NONE     92,755
TALBOTS INC                   COM                874161102     339       38,000 SH        SOLE    NONE     38,000
TELVENT GIT SA                SHS                E90215109     214        5,490 SH        SOLE    NONE      5,490
TERRA INDS INC                COM                880915103     667       20,716 SH        SOLE    NONE     20,716
PROSHARES TR                  PSHS ULTSHT FINL   74347R628     658       27,170 SH        SOLE    NONE     27,170
VARIAN INC                    COM                922206107  14,495      281,229 SH        SOLE    NONE    281,229
WASTE SERVICES INC DEL        COM NEW            941075202   3,470      380,877 SH        SOLE    NONE    380,877
XTO ENERGY INC                COM                98385X106  23,809      511,695 SH        SOLE    NONE    511,695
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